Reconciliation of Beginning and Ending Amount of Gross Valuation Allowance for Deferred Tax Asset (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Valuation Allowance [Line Items]
Balance at beginning of year	¥ 34,414		¥ 25,192		¥ 24,687
Increase	3,519		9,824		2,667
Decrease	(1,044)		(4,356)		(3,523)
Other	2,607	[1]	3,754	[1]	1,361	[1]
Balance at end of year	¥ 39,496		¥ 34,414		¥ 25,192

[1]	Other consists mainly of foreign currency translation adjustments and business combinations.